Debt (Details) - USD ($)													1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended		16 Months Ended
	Jun. 05, 2025	Apr. 04, 2025	Feb. 20, 2025	Jan. 08, 2025	Dec. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Aug. 09, 2024	Jun. 30, 2024	May 17, 2024	Dec. 31, 2023	Oct. 06, 2023	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Aug. 04, 2026	Jun. 20, 2025	May 14, 2025	Jan. 13, 2025	May 15, 2024
Debt [Line Items]
Late charge rate					12.00%													12.00%
Common stock, par value (in Dollars per share)					$ 0.0001						$ 0.0001			$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Weighted average price per share (in Dollars per share)												$ 240
Percentage of principal balance outstanding									8.00%	8.00%			8.00%			8.00%
Total default interest						$ 660,292			$ 165,233							$ 660,292
Interest expense														$ 1,620,186		2,756,792		$ 3,459,439	$ 561,095
Interest payable														$ 8,431		$ 8,431
Common stock issued (in Shares)					912,492						796,867			1,189,558		1,189,558		912,492	796,867
Debt issuance costs							$ 95,000				$ 3,088,883					$ 346,267		$ 382,212	$ 3,088,884
Amortization expense																471,764
Amortization expense of debt issuance costs														$ 485,162		1,205,535		1,042,141	42,901
Initial closing lender determined to convert																1,284,881
Amortization expense of debt discount																		753,904	49,433
Loan agreement																								$ 1,500,000
Outstanding balances on floor plan					$ 1,212,000									$ 498,320		$ 498,320		1,212,000
Financing interest expense																		68,057
Administrative fee			$ 75,000
Accrue interest fixed per annum rate																5.00%
December 2023 Convertible Note [Member]
Debt [Line Items]
Loan principal amount												$ 15,819,209
Percentage of bear interest rate												8.00%
Late charge rate												12.00%
Conversion price per share (in Dollars per share)												$ 400
Weighted average price per share (in Dollars per share)																$ 240
Issue equity price per share (in Dollars per share)														$ 400		$ 400
Lender’s conversion rate																115.00%
Redemption percentage																20.00%
Total default interest															$ 165,233
Original issue discount																$ 2,119,209
Principal amount of convertible note					$ 16,644,699									$ 18,154,462		18,154,462		16,644,699
Amortization expense of debt discount																2,532,517		$ 3,419,065
Securities Purchase Agreement [Member]
Debt [Line Items]
Loan principal amount												$ 15,819,209
Prime Interest rate plus											20.00%	5.00%							20.00%
Percentage of bear interest rate					8.00%
Conversion price per share (in Dollars per share)					$ 400													$ 400
Lender’s conversion rate												115.00%
Amortization expense of debt issuance costs																		$ 753,904	$ 29,433
August 2024 Convertible Note [Member]
Debt [Line Items]
Loan principal amount								$ 1,154,681
Original issue discount																154,681
Debt issuance costs																95,000
Principal amount of convertible note					$ 1,192,165									0		0		1,192,165
Amortization expense of debt discount																0		331,867
January 2025 Convertible Note [Member]
Debt [Line Items]
Loan principal amount	$ 823,960			$ 1,724,100
Convertible notes	$ 21,972,275.38
Original issue discount																154,681
Debt issuance costs																35,000
Accrued interest																0		569,419
Principal amount of convertible note					0									1,898,120		1,898,120		0
Amortization expense of debt discount																138,828		0
Agile Loan [Member]
Debt [Line Items]
Interest expense														250,000
Accrued interest																638,505
Discounted amount														1,749,300		1,749,300
June 2025 Convertible Note [Member]
Debt [Line Items]
Original issue discount																73,960
Debt issuance costs																15,000
Amortization expense of debt issuance costs																1,095,478
Principal amount of convertible note					$ 0									836,159		836,159		0
Amortization expense of debt discount																79,914		$ 0
Loan Agreement [Member]
Debt [Line Items]
Interest rate																								3.00%
2025 Floor Plan Financing [Member]
Debt [Line Items]
Loan agreement														$ 385,000		$ 385,000
Interest rate														24.99%		24.99%
Floor Plan Payable [Member]
Debt [Line Items]
Financing interest expense														$ 10,127	$ 10,801	$ 31,322	$ 10,801
Business Loan and Security Agreement [Member]
Debt [Line Items]
Loan principal amount			$ 1,575,000
Business Loan and Security Agreement [Member] | Forecast [Member]
Debt [Line Items]
Aggregate repaid amount																				$ 35,693
New Loan Agreement [Member]
Debt [Line Items]
Loan principal amount		$ 1,824,300
Administrative fee																40,000
Legal fee		35,000														35,000
New Loan Agreement [Member] | Forecast [Member]
Debt [Line Items]
Loan principal amount		$ 1,824,300
Securities Purchase Agreement [Member] | December 2023 Convertible Note [Member]
Debt [Line Items]
Debt issuance costs																$ 3,088,883
Common Stock [Member]
Debt [Line Items]
Common stock, par value (in Dollars per share)														$ 0.0001		$ 0.0001
Common stock conversion rate																4.99%
Common stock issued (in Shares)											796,867			1,163,145		1,163,145			796,867				12,500
Common Stock [Member] | December 2023 Convertible Note [Member]
Debt [Line Items]
Common stock, par value (in Dollars per share)												$ 0.0001
Common stock conversion rate																4.99%